December 14, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: J.P. Series Trust
Registration Statement File Nos.: 333-11125 and 811-07795

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust do not differ from that contained in Post-Effective Amendment No. 32 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 11, 2000.

         Please call the undersigned at (212) 837-1883 with any questions you may have.

Very truly yours,

/s/Joseph J. Bertini
Joseph J. Bertini
Vice President